Basis of Presentation and Summary of Significant Accounting Policies - Components of Property and Equipment, net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		$ 1,821	$ 627
Total Property and equipment, net	$ 12,351	10,308	5,525
Rotable Parts
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,657	3,069
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,303	1,477
Leasehold Improvements, Aircraft, other
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,880	972
Office and Ground Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,289	$ 634